Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
NIS [Member]
Significant Accounting Policies [Line Items]
Exchange rate	0.02978		0.02978		0.0319
U.S [Member]
Significant Accounting Policies [Line Items]
Exchange rate	0.01		0.01
Decreased in exchange rate	(5.91%)	(9.31%)	(6.65%)	(7.54%)